Business Combination	9 Months Ended
Sep. 30, 2018
Business Combination, Significant Transaction and Sale of Business [Abstract]
BUSINESS COMBINATION

NOTE 5:-	BUSINESS COMBINATION

i.	Sapiens

Acquisition of Adaptik Corporation

On March 7, 2018 (the "acquisition date"), Sapiens completed the acquisition of all of outstanding shares of Adaptik Corporation, a New-Jersey company engaged in the development of software solutions for P&C insurers, including policy administration, rating, billing, customer management, task management and product design, in a total cash consideration of $18,518 (out of this amount $18,318 was paid in March 2018 and $200 will be paid in March 2022). In addition, the seller has performance based payments relating to achievements of revenue targets over three years (2018-2020) of up to $3,700. Such payments are subject to continued employment and therefore, not part of the purchase price. Acquisition related costs were immaterial.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed, with reference to the acquisition as of the acquisition date:

Net assets	$(2,358)
Intangible assets	12,936
Deferred taxes	(3,528)
Goodwill	11,468

Net assets acquired	$18,518

ii.	Matrix

a.	Acquisition of Alius Group Inc.

On January 18, 2018, Matrix acquired 100% of the share capital of Alius Group in the United States for a cash consideration of approximately $16,600. Alius provides consulting services in the area of regulatory and compliance in the US financial market. Acquisition related costs were immaterial. The acquisition was accounted for by the purchase method.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed, with reference to the acquisition as of the acquisition date:

Net assets	$(5)
Intangible assets	3,062
Deferred taxes	(826)
Goodwill	14,551

Net assets acquired	$16,782

b.	Acquisition of Pleasant Valley Business Solutions, LLC

On March 13, 2018, Matrix acquired 100% of the share capital of Pleasant Valley Business Solutions (hereafter "PVBS") in the United States for a cash consideration of approximately $7,600. In addition, the seller has performance based payments relating to achievements of profitability targets over three years (2018-2020) of up to $3,200. PVBS is engaged in the implementation and assimilation of ERP systems for US government suppliers. Acquisition related costs were immaterial. The acquisition was accounted for by the purchase method.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed, with reference to the acquisition as of the acquisition date:

Net assets	$(851)
Intangible assets	3,300
Deferred taxes	(920)
Goodwill	7,360

Net assets acquired	$8,889

c.	Acquisition of Noah Technologies Ltd.

On November 25, 2018, Matrix acquired 100% of the share capital of Noah Technologies Ltd in Israel for a cash consideration of approximately $1,626. In addition, the seller has performance based payment capped at NIS 4,000 (approximately $1,067), estimated on the date of the transaction at $330, relating to achievement of certain profitability targets for the years 2019-2021. The acquisition was accounted for by the purchase method.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed, with reference to the acquisition as of the acquisition date:

Net assets	$(473)
Intangible assets	580
Deferred taxes	(133)
Goodwill	1,485

Net assets acquired	$1,459

The estimated fair values of the tangible and intangible assets referring to acquisition which were made in 2018 are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. The Group's management believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value reflected are subject to change. The Group expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable but no later than the measurement period.

d.	Other acquisitions by Matrix in 2018

During the nine-month period ended September 30, 2018 Matrix acquired additional activities whose influence on the financial statements of the Company was immaterial, for a total consideration of $2,275 including $224 estimated on the date of the transaction for performance based payment relating to achievement of certain profitability targets (provisional and is based on information that was available as of the acquisition date to estimate the fair value of this amount).